Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

9. INCOME TAXES

2017 U.S. Tax Reform

The Jobs act significantly revised the U.S. Corporate income tax by lowering the corporate federal income tax rate from 35% to 21% effective January 1, 2018.

The significant components of the Company's net deferred tax assets are as follows for the years ended December 31:

	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$4,966,666	$3,775,351
Total deferred tax assets	4,966,666	3,775,351
Valuation allowance	(4,966,666)	(3,775,351)
Net deferred tax assets	$-	$-

FASB ASC 740, Income Taxes, requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, management has determined that a full valuation allowance of $4,966,666 and $3,775,351 against its net deferred taxes is necessary as of December 31, 2018 and December 31, 2017, respectively. The change in valuation allowance for the years ended December 31, 2018 and 2017 is $1,191,315 and $1,320,415, respectively.

At December 31, 2018 and December 31, 2017, respectively, the Company had approximately $19,596,000 and $17,977,860, respectively, of U.S. net operating loss carryforwards remaining.

As a result of certain ownership changes, the Company may be subject to an annual limitation on the utilization of its U.S. net operating loss carryforwards pursuant to Section 382 of the Internal Revenue Code. A study to determine the effect, if any, of this change, has not been undertaken.

Tax returns for the years ended December 31, 2018, 2017, 2016, 2015, and 2014 are subject to examination by the Internal Revenue Service.

A reconciliation of the Company's income taxes to amounts calculated at the federal statutory rate is as follows for the years ended December 31:

	2018	2017

Federal statutory taxes	(21.00)%	(21.00)%
State income taxes, net of federal tax benefit	(4.35)%	(4.35)
Nondeductible items	-	-
Change in tax rate estimates	-	-
Change in valuation allowance	25.35%	25.35
	-%	-%